Taxation - Tax losses (Details) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Taxation
Total	¥ 277,512
Loss expiring in 2023
Taxation
Total	10,863
Loss expiring in 2024
Taxation
Total	12,067
Loss expiring in 2025
Taxation
Total	45,276
Loss expiring in 2027 and thereafter
Taxation
Total	179,210
Loss expiring in 2026
Taxation
Total	¥ 30,096